Divestitures - Summary of Net Assets Disposed (Detail) - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Fair value of contingent consideration	[1]	$ 39	$ 51

[1]	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.